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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-8842

BBH U.S. Money Market Portfolio
(Exact name of registrant as specified in charter)

40 Water Street Boston, MA 02109-3661

(Address of principle executive offices)

Nancy D. Osborn, Principal Financial Officer
BBH U.S. Money Market Portfolio 40 Water Street Boston, MA 01915 Mailing Address: 140 Broadway, New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code:    212-493-7237

Date of fiscal year end:      June 30

Date of reporting period:     July 1, 2004 - June 30, 2005

Item 1.  Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the portfolio named above was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH U.S. Money Market Portfolio

By (Signature and Title)       /s/John A. Nielsen
                                              John A. Nielsen, President and Principal Executive Officer

Insert printed name and title of signing officer     John A. Nielsen, President and Principal Executive Officer

Date   August 31, 2005